Commitments and Contingencies - Future Minimum Payments for Operating Leases and Data Centers (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2017	$ 3,539
2018	3,381
2019	3,159
2020	2,091
2021	726
Thereafter	0
Total	12,896
2017	10,125
2018	10,142
2019	7,646
2020	4,787
2021	801
Thereafter	659
Total	$ 34,160